Schedule of Investments

April 30, 2025 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)

Structured Investments Equity Linked Notes*†‡(A) [94.6%]
Earthquake [3.4%]
Delancey Segregated Account	$5,431	$7,651
Efficiency [41.2%]
Broadway Segregated Account	$26,644	46,596
Hollywood Segregated Account	$28,871	47,086
Total Efficiency		93,682
Frequency [14.2%]
Atlantic Segregated Account	$5,197	8,188
Jay Segregated Account	$2,819	4,479
Ocean Segregated Account	$4,350	7,800
Park Segregated Account	$5,017	7,827
Sunset Segregated Account	$2,344	4,165
Total Frequency		32,459
Multi Peril [9.5%]
Carmelia Segregated Account	$5,309	7,961
Nassau Segregated Account	$3,816	7,398
Venice Segregated Account	$3,165	6,012
Total Multi Peril		21,371
Non-Florida [2.6%]
Lexington Segregated Account	$3,972	5,998
Opportunistic [5.5%]
Elevado Segregated Account	$4,445	7,741
Trinity Segregated Account	$2,777	4,813
Total Opportunistic		12,554
Wind [18.2%]
Fulton Segregated Account	$3,807	5,885
Glendale Segregated Account	$5,141	8,540
King Segregated Account	$5,335	7,814
Madison Segregated Account	$4,739	8,300
Rodeo Segregated Account	$2,370	4,349
Wilshire Segregated Account	$4,352	6,449
Total Wind		41,337
Total Structured Investments Equity Linked Notes
(Cost $129,901)		215,052
Total Investments [94.6%]
(Cost $129,901)		$215,052

Percentages are based on net assets of $227,352 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of April 30, 2025, was $215,052 (000) and represented 94.6% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2025, was $215,052 (000) and represented 94.6% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

As of April 30, 2025, structured investments in equity linked notes with a fair value of $215,052 (000) were valued using the Special Purpose Entities’ NAV.

A list of the restricted securities, excluding 144a, held by the Fund at April 30,

2025, is as follows:

Description	Acquisition Date Range	Cost (000)	Value (000)
Delancey Segregated Account	8/2/2017 - 5/10/2023	$5,431	$7,651
Broadway Segregated Account	8/2/2017 - 5/23/2022	26,644	46,596
Hollywood Segregated Account	8/2/2017 - 5/10/2023	28,871	47,086
Atlantic Segregated Account	8/2/2017 - 5/10/2023	5,197	8,188
Jay Segregated Account	8/2/2017 - 8/11/2021	2,819	4,479
Ocean Segregated Account	8/2/2017 - 8/11/2021	4,350	7,800
Park Segregated Account	8/2/2017 - 8/11/2021	5,017	7,827
Sunset Segregated Account	8/2/2017 - 5/23/2022	2,344	4,165
Carmelia Segregated Account	8/2/2017 - 5/10/2023	5,309	7,961
Nassau Segregated Account	8/2/2017 - 8/11/2021	3,816	7,398
Venice Segregated Account	8/2/2017 - 5/10/2023	3,165	6,012
Lexington Segregated Account	8/2/2017 - 8/11/2021	3,972	5,998
Elevado Segregated Account	8/2/2017 - 8/11/2021	4,445	7,741
Trinity Segregated Account	8/2/2017 - 5/23/2022	2,777	4,813
Fulton Segregated Account	8/2/2017 - 8/11/2021	3,807	5,885
Glendale Segregated Account	8/2/2017 - 5/10/2023	5,141	8,540
King Segregated Account	8/2/2017 - 8/11/2021	5,335	7,814
Madison Segregated Account	8/2/2017 - 5/10/2023	4,739	8,300
Rodeo Segregated Account	8/2/2017 - 5/23/2022	2,370	4,349
Wilshire Segregated Account	8/2/2017 - 8/11/2021	4,352	6,449
		$129,901	$215,052

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

April 30, 2025 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			$99,762
United States
5 Contracts (5 Cat Bonds)	Live	6/2025 - 1/2027
23 Contracts (7 Cat Bonds)	Matured	8/2017 - 1/2025
Efficiency
Broadway			583,554
North America, Europe, Australia, Japan
30 Contracts (4 Cat Bonds)	Live	6/2025 - 1/2029
455 Contracts (26 Cat Bonds)	Matured	12/2017 - 4/2025
Hollywood			632,655
North America, Europe, Australia
30 Contracts (4 Cat Bonds)	Live	6/2025 - 1/2029
463 Contracts (32 Cat Bonds)	Matured	12/2017 - 4/2025
Frequency
Atlantic			113,258
United States
5 Contracts (3 Cat Bonds)	Live	5/2025 - 6/2028
17 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2025
Jay			55,315
United States
5 Contracts (5 Cat Bonds)	Live	5/2025 - 1/2029
14 Contracts (5 Cat Bonds)	Matured	4/2018 - 12/2024
Ocean			97,399
North America
5 Contracts (4 Cat Bonds)	Live	5/2025 - 4/2028
29 Contracts (7 Cat Bonds)	Matured	9/2017 - 4/2025
Park			97,138
North America
3 Contracts (3 Cat Bonds)	Live	6/2025 - 1/2028
32 Contracts (7 Cat Bonds)	Matured	12/2017 - 4/2025
Sunset			51,864
United States
10 Contracts (8 Cat Bonds)	Live	5/2025 - 2/2029
24 Contracts (10 Cat Bonds)	Matured	12/2018 - 3/2025
Multi Peril
Carmelia			111,380
United States, Japan, Europe, Australia,	New Zealand
2 Contract (1 Cat Bond)	Live	6/2025 - 1/2028
15 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2025
Nassau			93,637
United States
10 Contracts (9 Cat Bonds)	Live	6/2025 - 1/2029
28 Contracts (11 Cat Bonds)	Matured	12/2017 - 1/2025
Venice			75,142
United States
2 Contracts (1 Cat Bond)	Live	6/2025 - 1/2028
17 Contracts (2 Cat Bonds)	Matured	7/2018 - 6/2024

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Non-Florida
Lexington			$76,170
United States, Japan
8 Contracts (7 Cat Bonds)	Live	5/2025 - 1/2028
29 Contracts (13 Cat Bonds)	Matured	12/2017 - 12/2024
Opportunistic
Elevado			102,256
United States
3 Contracts (2 Cat Bonds)	Live	7/2025 - 1/2027
22 Contracts (5 Cat Bonds)	Matured	12/2017 - 12/2024
Trinity			59,907
United States
6 Contracts (6 Cat Bonds)	Live	5/2025 - 2/2028
21 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2025
Wind
Fulton			73,607
United States - Florida
8 Contracts (7 Cat Bonds)	Live	6/2025 - 4/2028
19 Contracts (6 Cat Bonds)	Matured	11/2017 - 2/2025
Glendale			118,460
United States
2 Contracts (1 Cat Bonds)	Live	6/2025 - 3/2026
14 Contracts (3 Cat Bonds)	Matured	12/2017 - 2/2025
King			97,789
United States
1 Contracts (1 Cat Bonds)	Live	1/2028
26 Contracts (6 Cat Bonds)	Matured	12/2017 - 4/2025
Madison			103,568
United States
2 Contracts (1 Cat Bonds)	Live	12/2025 - 1/2028
31 Contracts (9 Cat Bonds)	Matured	11/2017 - 2/2025
Rodeo			53,841
United States, Japan, Europe
6 Contracts (5 Cat Bonds)	Live	5/2025 - 2/2029
9 Contracts (1 Cat Bond)	Matured	12/2018 - 12/2024
Wilshire			81,781
United States
7 Contracts (6 Cat Bonds)	Live	7/2025 - 1/2028
35 Contracts (7 Cat Bonds)	Matured	12/2017 - 4/2025

Disclosures

*	During the period from July 27, 2017 through April 30, 2025, the Fund owned between 2.1% and 8.3% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the United States, Japan and Europe

CNR-QH-003-1600

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 2